SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Cash uninsured amount	$ 282,885	$ 282,885	$ 1,219,134
Depreciation expense		845	1,235
Research and Development Expense		2,331,548	6,668,244
Asset Impairment Charges		0	0
Uncertain tax positions	0	$ 0	$ 0
NexGen AI [Member]
Asset Acquisition [Line Items]
Intangible assets acquired	$ 541,875